Operating profit - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating profit
Gains/(losses) on forward foreign exchange contracts	$ 42	$ 150	$ (21)
(Losses)/gains on receivables and payables	(260)	(203)	(42)
Total	$ (218)	$ (53)	$ (63)